K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100F+1 617 261 3175 klgates.com

VIA EDGAR TRANSMISSION

George P. Attisano george.attisano@klgates.com

January 20, 2015
Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	John Hancock Investment Trust (the “Trust”), on behalf of: John Hancock Disciplined Value International Fund (the “Fund”) File Nos. 002-10156; 811-00560

Ladies and gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on January 5, 2015 on behalf of the Funds pursuant to Rule 497(c) (Accession No. 0001133228-15-000016), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

Cc: Nicholas J. Kolokithas,
Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document